S000057700 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	103 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.22%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.70%
ClearBridge Large Cap Growth Select ETF
Prospectus [Line Items]
Average Annual Return, Percent	9.51%	11.28%	15.66%
Performance Inception Date			May 22, 2017
ClearBridge Large Cap Growth Select ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.45%	11.09%	15.42%
Performance Inception Date			May 22, 2017
ClearBridge Large Cap Growth Select ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.63%	8.93%	13.07%
Performance Inception Date			May 22, 2017